Employee Benefit Plans - Additional Information (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended					6 Months Ended		12 Months Ended					0 Months Ended	3 Months Ended	12 Months Ended						12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Mar. 31, 2012	Sep. 30, 2014	Sep. 30, 2013	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2014 Redeemable Convertible Preferred Stock [Member]	Mar. 31, 2013 Redeemable Convertible Preferred Stock [Member]	Jan. 06, 2014 Special dividend [Member]	Mar. 31, 2014 Special dividend [Member]	Mar. 31, 2014 Special dividend [Member]	Mar. 31, 2014 Special dividend [Member] Cost of Sales [Member]	Mar. 31, 2014 Special dividend [Member] Selling Expenses [Member]	Mar. 31, 2014 Special dividend [Member] General and Administrative Expense [Member]	Mar. 31, 2014 Dividend Declared [Member] Redeemable Convertible Preferred Stock [Member]	Mar. 31, 2013 Dividend Declared [Member] Redeemable Convertible Preferred Stock [Member]	Mar. 31, 2014 Employee Stock Options [Member]	Mar. 31, 2014 Employee Stock Options [Member] ADS [Member]
Employee Stock Ownership Plan (ESOP) Disclosures [Line Items]
Debt instrument , term																						30 years
Employee stock ownership plan stock ownership description																					Upon attainment of age 50 and seven years of participation in the Plan, a participant may elect to diversify, via redemptions, 25% of the number of shares of ADS stock credited to the participant's ESOP stock account.
Employee stock ownership plan participation description																					Employees of ADS who have reached the age of 18 are generally eligible to participate in the Plan after six months of service.
Dividend per share declared	$ 0.029	$ 0.029	$ 0.029	$ 0.030	$ 0.020		$ 0.06	$ 1.68	$ 0.10	$ 0.09			$ 1.59	$ 1.590
Dividend, total amount													$ 108,101
Compensation expense related to allocation of ESOP shares						5,374	5,026	7,891	7,283	4,957					22,624	13,896	4,550	4,178
ESOP directed to the Plan trustee				$ 1,251				$ 23,614	$ 1,251
Employee stock ownership plan number of shares approved by the board of directors to the plan											734	720
Employee stock ownership plan allocated as shares											7,668	7,366							9	9